Taxation - Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	£ 1,760	£ 1,723
Unrecognised deferred tax asset	300	401
Capital losses	372	396
Within 10 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	802	786
Unrecognised deferred tax asset	187	255
Greater Than Ten Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	872	842
Unrecognised deferred tax asset	99	131
Available Indefinitely [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	86	95
Unrecognised deferred tax asset	14	15
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	£ 1,924	£ 2,320